Equity And Comprehensive Income (Loss) (Schedule Of Changes In Equity) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Balances at January 1, Noncontrolling Interests	$ 303,997
Balances at January 1, Consolidated	(7,995,191)	(7,471,941)
Consolidated net loss	(209,119)	(148,115)
Net income (loss) attributable to the Company	(203,003)	(143,629)
Net loss, Noncontrolling Interests	(6,116)	(4,486)
Dividends		(244,734)
Foreign currency translation adjustments	(23,413)	37,089
Unrealized holding gain on marketable securities	4,435	12,048
Unrealized holding gain on cash flow derivatives	14,823	8,579
Other adjustments to comprehensive income	(998)	63
Other, net	(240)	4,455
Balances at March 31, Noncontrolling Interests	293,127
Balances at March 31, Consolidated	(8,209,703)	(7,802,556)
The Company [Member]
Balances at January 1, The Company	(8,299,188)	(7,993,735)
Net income (loss) attributable to the Company	(203,003)	(143,629)
Foreign currency translation adjustments	(20,306)	33,474
Unrealized holding gain on marketable securities	4,438	12,015
Unrealized holding gain on cash flow derivatives	14,823	8,579
Other adjustments to comprehensive income	(885)	56
Other, net	1,291	(3,785)
Balances at March 31, The Company	(8,502,830)	(8,087,025)
Noncontrolling Interests [Member]
Balances at January 1, Noncontrolling Interests	303,997	521,794
Net loss, Noncontrolling Interests	(6,116)	(4,486)
Dividends		(244,734)
Foreign currency translation adjustments	(3,107)	3,615
Unrealized holding gain on marketable securities	(3)	33
Other adjustments to comprehensive income	(113)	7
Other, net	(1,531)	8,240
Balances at March 31, Noncontrolling Interests	$ 293,127	$ 284,469